Contingent liabilities and legal proceedings (Tables)	12 Months Ended
Mar. 31, 2025
Contingent liabilities and legal proceedings
Schedule of contingent liabilities

	2025 €m	2024 € m

Performance and payment bonds 1	1,313	1,399
Note:

1.
Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.